Fair Value Measurements (Details 2) (Interests rate swap contract, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interests rate swap contract
Activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs
Balance at the beginning of the period	3,733	13,557	23,370
Total realized and unrealized losses included in earnings	81	103	1,958
Settlement	(3,814)	(9,927)	(11,771)
Balance at the end of the period		3,733	13,557
Total gain for the period included in earnings attributable to the change in unrealized gains relating to liabilities held at the end of the period	(3,733)	(9,824)	(9,813)